Summary of Significant Accounting Policies - Recent Accounting Pronouncements (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jan. 01, 2020
Summary of Significant Accounting Policies
Lease liabilities	$ 1,291	$ 2,316	$ 2,316
Right-of-use assets	$ 1,123	$ 2,102	$ 2,102
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Lease liabilities				$ 4,404
Right-of-use assets				$ 4,116